Submission	Nov. 12, 2025
Submission [Line Items]
Central Index Key	0001285819
Registrant Name	Omeros Corporation
Registration File Number	333-291522
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A